Profit from Operations - Summary of Employee Benefit Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit From Operations [Abstract]
Wages and salaries	£ 2,463	£ 2,131	£ 1,882
Social security costs	207	216	207
Other pension and retirement benefit costs (note 12)	212	215	101
Share-based payments – equity and cash-settled (note 25)	123	117	84
Employee benefit costs	£ 3,005	£ 2,679	£ 2,274